Tradr 2X Long IREN Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$61,455,459
TOTAL NET ASSETS — 100.0%	$61,455,459

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	IREN Ltd.	Receive	9.13% (OBFR01* + 550bps)	At Maturity	11/23/2026	$128,264,300	$-	$(5,561,595)
TOTAL EQUITY SWAP CONTRACTS								$(5,561,595)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.